UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ] Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Green Square Capital LLC

Address: 6075 Poplar Avenue, Suite 322
         Memphis, TN 38119

Form 13F File Number: 028-10051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Finch

Title:    Chief Compliance Officer

Phone:   (901) 259-6300

Signature, Place, and Date of Signing:

/s/ Richard Finch         Memphis, TN         February 14, 2013
-----------------        -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:          93
                                                 ----
Form 13F Information Table Value Total:     $ 206,869 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE

                                                                      SHRS_  SH_ PUT_    INV_
ISSUER                            CLASS            CUSIP       VALUE PRN_AMT PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT CLAY CONV SEC INC FD      COM               007639107     142   21978  SH         SOLE               21978               0
ALTRIA GROUP INC                 COM               02209S103    1958   62322  SH         SOLE               62322               0
ANWORTH MORTGAGE ASSET CP        COM               037347101     116   20030  SH         SOLE               20030               0
APPLE INC                        COM               037833100    1292    2427  SH         SOLE                2427               0
AT & T INC                       COM               00206R102    2168   64323  SH         SOLE               64323               0
AUGUSTA RES CORP                 COM NEW           050912203     118   48150  SH         SOLE               48150               0
BANK OF AMERICA CORPORATION      COM               060505104     530   45681  SH         SOLE               45681               0
BLACKROCK CORPOR HI YLD FD V     COM               09255P107     181   14617  SH         SOLE               14617               0
BLACKROCK DEBT STRAT FD I        COM               09255R103     177   41192  SH         SOLE               41192               0
BLACKROCK SR HIGH INCOME FD INC  COM               09255T109     162   38533  SH         SOLE               38533               0
BOARDWALK PIPELINE PARTNERS      UT LTD PARTNER    096627104    4727  189852  SH         SOLE              189852               0
BUCKEYE PARTNERS L P             UNIT LTD PARTNER  118230101    1759   38736  SH         SOLE               38736               0
CALAMOS CONV & HIGH INCOME FD    COM SHS           12811P108     154   12641  SH         SOLE               12641               0
CENTURYLINK                      COM               156700106    3999  102223  SH         SOLE              102223               0
CHEVRON CORP NEW                 COM               166764100    2130   19697  SH         SOLE               19697               0
CLAYMORE EXCHANGE TRD FD TR      COM               18383M548     776   34000  SH         SOLE               34000               0
COCA COLA CO                     COM               191216100    5386  148581  SH         SOLE              148581               0
COCA COLA ENTERPRISE INC         COM               19122T109     824   25973  SH         SOLE               25973               0
CONOCOPHILLIPS                   COM               20825C104    1846   31832  SH         SOLE               31832               0
CRESTWOOD MIDSTREAM PRTNERS      COM UNITS REPSTG  226372100     522   24233  SH         SOLE               24233               0
CROSSTEX ENERGY L P              COM               22765U102     735   50518  SH         SOLE               50518               0
CVS CAREMARK CORPORATION         COM               126650100     288    5954  SH         SOLE                5954               0
DELL INC                         COM               24702R101    1862  183592  SH         SOLE              183592               0
ECA MARCELLUS TR I               COM UNIT          26827L109     819   53657  SH         SOLE               53657               0
LILLY ELI & CO                   COM               532457108    2291   46449  SH         SOLE               46449               0
EMERSON ELECTRIC CO              COM               291011104    1968   37162  SH         SOLE               37162               0
ENBRIDGE ENERGY PARTNERS L P     COM               29250R106    5659  202816  SH         SOLE              202816               0
ENERGY TRANSFER PRTNRS L P       UNIT LTD PARTNER  29273R109    5129  119464  SH         SOLE              119464               0
ENTERGY CORP NEW                 COM               29364G103    1650   25888  SH         SOLE               25888               0
ENTERPRISE PRODS PARTNERS L P    COM               293792107    8429  168301  SH         SOLE              168301               0
EXELON CORP                      COM               30161N101    1406   47264  SH         SOLE               47264               0
EXXON MOBIL CORP                 COM               30231G102    2712   31329  SH         SOLE               31329               0
FIRST CAPITAL INC                COM               31942S104     548   28124  SH         SOLE               28124               0
FIRST HORIZON NATL CORP          COM               320517105     162   16376  SH         SOLE               16376               0
FIRST MERCHANTS CORP COM         COM               320817109     148   10000  SH         SOLE               10000               0
FLAHERTY & CRUMRINE /
   CLYMR PFDSE                   COM SHS           338478100     219   11218  SH         SOLE               11218               0
FREEPORT MCMORAN COPPER & GOLD   COM               35671D857    1637   47863  SH         SOLE               47863               0
FRONTIER COMMUNICATION CORP      COM               35906A108    1813  423645  SH         SOLE              423645               0
GENERAL DYNAMICS CORP            COM               369550108    1803   26023  SH         SOLE               26023               0
HEWLETT PACKARD CO               COM               428236103    1739  122046  SH         SOLE              122046               0
HUNTSMAN CORP                    COM               447011107    2261  142200  SH         SOLE              142200               0
INTEL CORP                       COM               458140100    1536   74469  SH         SOLE               74469               0
ISHARES TR                       BARCLAYS TIPS BD  464287176     326    2689  SH         SOLE                2689               0
ISHARES TR                       MSCI BRAZIL       464286400     305    5455  SH         SOLE                5455               0
ISHARES TR                       DJ SEL DN INX     464287168     279    4868  SH         SOLE                4868               0
ISHARES TR                       JPMORGAN USD      464288281     749    6100  SH         SOLE                6100               0
ISHARES TR                       US PFD STK IDX    464288687    2461   62111  SH         SOLE               62111               0
ISHARES TR                       RUSL 2000 VALU    464287630    5292   70085  SH         SOLE               70085               0
JOHNSON CTLS INC                 COM               478366107    2158   70285  SH         SOLE               70285               0
JPMORGAN CHASE & CO              COM               46625H100    4053   92179  SH         SOLE               92179               0
JPMORGAN CHASE & CO              ALERIAN ML ETN    46625H365    9835  255714  SH         SOLE              255714               0
KINDER MORGAN ENERGY PARTNERS    UT LTD PARTNER    494550106    6471   81095  SH         SOLE               81095               0
KOHLS CORP                       COM               500255104    1575   36638  SH         SOLE               36638               0
LAYNE CHRISTENSEN CO             COM               521050104   10901  449175  SH         SOLE              449175               0
MAGELLAN MIDSTREAM PRTNRS        COM UNIT RPLP     559080106   14187  328486  SH         SOLE              328486               0
MARATHON OIL CORP                COM               565849106    2073   67616  SH         SOLE               67616               0
MARKET VECTORS ETF TRUST         GOLD MINER ETF    57060U100     699   15064  SH         SOLE               15064               0
MCDONALDS CORP                   COM               580135101    1737   19697  SH         SOLE               19697               0
MICROSOFT CORP                   COM               594918104    1656   62007  SH         SOLE               62007               0
MONOTYPE IMAGING HOLDINGS IN     COM               61022P100     396   24754  SH         SOLE               24754               0
NEWMONT MINING CORP              COM               651639106    1724   37129  SH         SOLE               37129               0
NOKIA CORP                       SPONSORED ADR     654902204      41   10300  SH         SOLE               10300               0
NORTHROP GRUMMAN CORP            COM               666807102    1880   27821  SH         SOLE               27821               0
NUCOR CORP                       COM               670346105    1961   45408  SH         SOLE               45408               0
NUSTAR ENERGY LP                 UNIT COM          67058H102    4609  108506  SH         SOLE              108506               0
NUVEEN QUALITY PFD INCOME FD     COM               67072C105     211   22304  SH         SOLE               22304               0
NUVEEN QUALITY PFD INCOME FD     COM               67071S101     185   21296  SH         SOLE               21296               0
ONEOK PARTNERS L P               UNIT LTD PARTNER  68268N103    7097  131457  SH         SOLE              131457               0
OWENS & MINOR INC NEW            COM               690732102    1691   59325  SH         SOLE               59325               0
PFIZER INC                       COM               717081103    2074   82704  SH         SOLE               82704               0
PLAINS ALL AMERN PIPELINE        UNIT LTD PARTNER  726503105   15120  334221  SH         SOLE              334221               0
PPL CORP                         COM               69351T106    1891   66054  SH         SOLE               66054               0
PUBLIC SVC ENTERPRISE GROU       COM               744573106    1665   54408  SH         SOLE               54408               0
QR ENERGY LP                     UNIT LTD PRTNS    74734R108     269   16250  SH         SOLE               16250               0
RAYTHEON CO                      COM NEW           755111507    1919   33339  SH         SOLE               33339               0
SAFEWAY INC                      COM NEW           786514208    1928  106605  SH         SOLE              106605               0
SANDRIDGE MISSISSIPPIAN TR       SH BEN INT        80007V106    2225  136764  SH         SOLE              136764               0
SANDRIDGE PERMIAN TR             COM UNIT BEN INT  80007A102     894   52506  SH         SOLE               52506               0
SPDR GOLD TR                     GOLD SHS          78463V107    4926   30408  SH         SOLE               30408               0
SPDR INDEX SHS FDS               S&P INTL ETF      78463X772     226    4690  SH         SOLE                4690               0
SPDR S&P 500 ETF TR              TR UNIT           78462F103     245    1722  SH         SOLE                1722               0
STAPLES INC                      COM               855030102    1812  158986  SH         SOLE              158986               0
SYSCO CORP                       COM               871829107    1947   61492  SH         SOLE               61492               0
TARGA RESOURCES PARTNERS LP      COM UNIT          87611X105     603   16132  SH         SOLE               16132               0
VANGUARD INDEX FDS               REIT ETF          922908553     249    3784  SH         SOLE                3784               0
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     325    4045  SH         SOLE                4045               0
VERIZON COMMUNICATIONS INC       COM               92343V104    1945   44939  SH         SOLE               44939               0
WALGREEN CO                      COM               931422109    2246   60678  SH         SOLE               60678               0
WELLS FARGO & CO NEW             COM               949746101    1732   50671  SH         SOLE               50671               0
WESTERN ASSET HIGH INCM FD       COM               95766J102     184   19080  SH         SOLE               19080               0
WESTERN ASSET HIGH INCM OPPO     COM               95766K109     179   27738  SH         SOLE               27738               0
WESTERN ASSET MGD HI INCM FD     COM               95766L107     171   27665  SH         SOLE               27665               0
WILLIAMS PARTNERS L P            COM UNIT LP       96950F104    3761   77294  SH         SOLE               77294               0